Voyage and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Voyage and Vessel Operating Expenses [Abstract]
Voyage expenses
	2012	2013	2014
Voyage expenses
Port charges	$2,484	$1,455	$5,132
Bunkers	10,788	4,338	33,146
Commissions - third parties	947	867	1,902
Commissions - related parties (Note 3)	1,134	773	1,997
Chartered-in vessel expenses	4,050	-	-
Miscellaneous	195	116	164
Total voyage expenses	$19,598	$7,549	$42,341

Vessel operating expenses
Vessel operating expenses
Crew wages and related costs	$14,498	$14,355	$29,449
Insurances	2,655	2,968	4,561
Maintenance, repairs, spares and stores	6,779	5,772	9,415
Lubricants	3,046	2,339	3,901
Tonnage taxes	169	797	1,360
Upgrading expenses	19	205	3,167
Miscellaneous	666	651	1,243
Total vessel operating expenses	$27,832	$27,087	$53,096